Stock Plans, Share-Based Payments and Warrants (Details Narrative) - USD ($)				12 Months Ended
	Dec. 23, 2015	Sep. 29, 2015	Mar. 21, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 18, 2015	Nov. 10, 2014	Jan. 07, 2014	Dec. 31, 2013	Mar. 10, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding				4,303,638	2,472,234				2,410,134
Stock options granted				2,911,829	352,519
Share-based compensation expense				$ 328,000	$ 421,000
Fair value of options vested				$ 234,000	$ 507,000
Weighted-average fair value of options granted				$ 0.56	$ 0.45
Share-based compensation arrangement by share-based payment award, options, outstanding, intrinsic value				$ 0	$ 241,000
Share-based compensation arrangement by share-based payment award, options, vested and expected to vest, outstanding, aggregate intrinsic value				$ 0	$ 235,000
Share-based compensation arrangement by share-based payment award, options, vested and expected to vest, outstanding, weighted average remaining contractual term				8 years 6 months	7 years 6 months
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options				$ 1,174,000
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition				3 years 6 months
Employee service share-based compensation, nonvested awards, compensation recognized at the time of certain performance conditions met				$ 158,000
Class of warrant or right exercise price				$ 0.57	$ 0.33		$ 0.60	$ 0.30
Stock based compensation recognized amortization cost				$ 1,016,000
Class of warrant or right, number of securities called by warrants or rights						5,008,689
Warrants exercised				2,451,000	$ 15,000
Deemed dividend				$ 73,000
Additional shares not issued results of warrants exercised				30	9
Warrants exercised					791,278
Stock issued during period, shares, new issues			7,140,823		36,570
Lambda Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by warrants or rights		2,127
Warrants exercised		$ 851
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted				617,795	132,077
Share-based compensation expense				$ 161,000	$ 109,000
Weighted-average fair value of options granted				$ 0.48	$ 0.86
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options				$ 39,000
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition				6 months
Rights Offering Warrants [Member] | Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right exercise price										$ 0.40
Class of warrant or right, number of securities called by warrants or rights										2,226,112
Rights Offering Warrants [Member] | Lambda Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right exercise price										$ 0.40
Class of warrant or right, number of securities called by warrants or rights										2,782,577
2011 Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by warrants or rights	3,442,521
Gross proceeds from warrants exercise	$ 688,000
Warrants exercised under cashless exercise provision				$ 0.20
Class of warrant or right, date from which warrants or rights exercisable				Dec. 18, 2015
Warrants exercised				$ 0
2015 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved and authorized for awards				7,000,000
Options expire date				Aug. 14, 2025
2015 Equity Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding				2,795,693
Stock option plan terms and description				The options issued to employees expire on various dates between May 7, 2025 and December 17, 2025
Shares available for future grants				3,470,376
Stock option vesting term description				Options currently outstanding are fully vested or will vest upon a combination of the following: immediate vesting, performance-based vesting or straight line vesting of two or four years.
Stock options granted				2,795,693
Stock options will vest upon the specified performance condition is met				327,629
2015 Equity Incentive Plan [Member] | Employee Stock Option [Member] | Option and Resteicted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future grants				3,470,376
2015 Equity Incentive Plan [Member] | Non Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding				116,136
2015 Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options contractual term				10 years
2004 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future grants					2,054,799
2004 Stock Incentive Plan [Member] | Non Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding					903,709
Stock option plan terms and description					options expire at various dates between April 26, 2015 and November 17, 2024, and vest upon a combination of the following: immediate vesting or straight line vesting of two or four years.
2004 Stock Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding				488,600	1,236,975
Stock option plan terms and description				The options expire on various dates between January 5, 2016 and February 5, 2024	The options expire on various dates between April 27, 2015 and February 5, 2024, and have vested or will vest upon a combination of the following: immediate vesting or straight line vesting of two or four years.
2004 Stock Incentive Plan [Member] | Non Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding				903,209
Stock option plan terms and description				options expire at various dates between January 5, 2016 and November 17, 2024